Loans and advances to clients (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Commercial and industrial	R$ 7,439,903	R$ 5,319,746
Real estate - Construction	6,046,747	5,142,110
Installment loans to individuals	15,123,824	13,898,143
Financial leasing	37,325	27,284
Total	R$ 28,647,799	R$ 24,387,283
Total Loans Past Due For Less Than 90 Days Member [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial, percentage	25.97%	21.81%
Real estate - Construction, percentage	21.11%	21.09%
Installment loans to individuals, percentage	52.79%	56.99%
Financial leasing, percentage	0.13%	0.11%
Total, percentage	100.00%	100.00%